SCHEDULE OF POTENTIALLY DILUTIVE SECURITIES EXCLUDED FROM DILUTED LOSS PER SHARE (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Warrant To Underwriters Twenty Two Thousand Nineteen [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from diluted loss per share	138,307	175,889
Series A And B Warrants Ten Two Thousand Twenty Two [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from diluted loss per share	2,044,990
Warrant To Underwriters Ten Two Thousand Twenty Two [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from diluted loss per share	51,125
Equity Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from diluted loss per share	1,507,137	997,148
Series A And B Warrants Two Thousand Thirteen And Two Thousand Sixteen [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from diluted loss per share	183	2,953